Consolidated statements of comprehensive income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net earnings		$ 654	$ 734	$ 1,588	$ 1,421
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $29 million and ($15) million for the three months ended June 30, 2022 and 2021, respectively, and ($26) million and ($39) million for the six months ended June 30, 2022 and 2021, respectively		(77)	39	71	104
Items that will not be reclassified to net earnings
Actuarial gains (losses) on post-employment benefit plans, net of income taxes of ($154) million and $594 million for the three months ended June 30, 2021 and 2020, respectively, and ($574) million and ($40) million for the six months ended June 30, 2021 and 2020, respectively	[1]	259	420	903	1,565
Net change in value of publicly-traded and privately-held investments, net of income taxes of ($14) million and nil for the three months ended June 30, 2022 and 2021, respectively, and ($14) million and nil for the six months ended June 30, 2022 and 2021, respectively		(5)	3	(4)	0
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($7) million and $3 million for the three months ended June 30, 2022 and 2021, respectively and ($4) million and $5 million for the six months ended June 30, 2022 and 2021, respectively		19	(8)	11	(14)
Other comprehensive income		196	454	981	1,655
Total comprehensive income		850	1,188	2,569	3,076
Total comprehensive income attributable to:
Common shareholders		791	1,139	2,453	2,982
Preferred shareholders		35	32	69	64
Non-controlling interest		24	17	47	30
Total comprehensive income		$ 850	$ 1,188	$ 2,569	$ 3,076
Actuarial assumption of discount rates		5.30%	3.30%	5.30%	3.30%

[1]	The discount rate used to value our post-employment benefit obligations at June 30, 2022 was 5.3% compared to 4.3% at March 31, 2022 and 3.2% at December 31, 2021. The discount rate used to value our post-employment benefit obligations at June 30, 2021 was 3.3% compared to 3.4% at March 31, 2021 and 2.6% at December 31, 2020.